6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Equipment, Vehicles and Furniture

	Balance February 1, 2024	Additions for the year	Disposals for the year	Balance January 31, 2025

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(49,851)	(3,835)	-	(53,686)
Net book value	12,782	(3,835)	-	8,947

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,221)	(35)	-	(15,256)
Net book value	173	(35)	-	138

Computer equipment
Value at Cost	33,384	6,924	(15,408)	24,900
Accumulated Depreciation	(33,276)	(1,605)	15,405	(19,476)
Net book value	108	5,319	(3)	5,424

Totals	$13,063	$1,449	$(3)	$14,509
	Balance February 1, 2023	Additions for the year	Disposals for the year	Balance January 31, 2024

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(44,373)	(5,478)	-	(49,851)
Net book value	18,260	(5,478)	-	12,782

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,178)	(43)	-	(15,221)
Net book value	216	(43)	-	173

Computer equipment
Value at Cost	33,384	-	-	33,384
Accumulated Depreciation	(33,188)	(88)	-	(33,276)
Net book value	196	(88)	-	108

Totals	$18,672	$(5,609)	$-	$13,063